Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 374.5	$ 394.0
Accounts receivable	1,393.5	1,260.3
Inventories	2,350.3	1,697.0
Income taxes receivable	5.9	8.6
Other current assets	202.8	75.4
Total current assets	4,327.0	3,435.3
Property, plant and equipment	371.5	338.7
Right-of-use assets	138.8	113.8
Goodwill	321.8	324.2
Intangible assets	346.5	382.0
Deferred income taxes	68.9	47.7
Other non-current assets	53.5	25.2
Total assets	5,628.0	4,666.9
Current liabilities:
Current portion of borrowings under credit facility & lease obligations	52.2	51.5
Accounts payable	1,440.8	1,238.3
Accrued and other current liabilities	1,462.2	884.3
Income taxes payable	82.1	62.3
Current portion of provisions	17.9	17.1
Total current liabilities	3,055.2	2,253.5
Long-term portion of borrowings under credit facility & lease obligations	733.9	742.9
Pension and non-pension post-employment benefit obligations	77.0	107.5
Provisions and other non-current liabilities	32.5	39.8
Deferred income taxes	51.7	60.2
Total liabilities	3,950.3	3,203.9
Equity:
Capital stock	1,714.9	1,764.5
Treasury stock	(18.5)	(48.9)
Contributed surplus	1,063.6	1,029.8
Deficit	(1,076.6)	(1,255.6)
Accumulated other comprehensive loss	(5.7)	(26.8)
Total equity	1,677.7	1,463.0
Total liabilities and equity	$ 5,628.0	$ 4,666.9